Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes three divisions: the Marine division, the H2 Infra division and the H2 Industry division. These three divisions operate in different markets and eight operating segments are identified.
•Marine: the Marine division is the largest division in the Group. It builds, owns, operates and designs a wide range of low and zero-carbon ships and features a fleet with vessels such as Crew Transfer Vessels, ferries, Commissioning Service Operations Vessels and tugboats, alongside large bulk carriers, container ships, chemical and crude oil tankers. The Marine division consists of 6 operating segments: Euronav, Bocimar, Delphis, Bochem, Windcat, and Port vessels. Each segment builds, owns, operates and designs a wide range of conventional vessels and low carbon vessels. Euronav is the oil tanker brand, engaged in the marine transportation and storage of crude oil. Bocimar owns and operates bulkers. Delphis specializes in medium-sized container ships. Bochem is an owner and operator of chemical tankers. Windcat is a provider of crew transfer services to the offshore wind industry. Port vessels are vessels to decarbonize maritime activities in and around port areas.

•H2 Infra: the H2 Infra division is developing and securing the green molecule supply. The Company integrates and manages key technology and infrastructure for the production and distribution of green hydrogen and ammonia.

•H2 Industry: H2 Industry is a provider of scalable dual-fuel industrial applications. Its proven combustion technology enables the company to develop heavy-duty hydrogen-powered applications.

Although not all operating segments meet the definition of a reportable segment in IFRS 8, the Group voluntarily discloses the related information since reported in this way to the CODM.

The segment profit or loss figures and key assets as set out below are presented to the Chief Operating Decision Maker (CODM) and the Management Board on at least a quarterly basis to help the key decision makers in evaluating the respective segments. Following the acquisition of CMB.TECH Enterprises in February 2024, the markets in which the Group operates have expanded. Consequently, the Group has decided to update its segment reporting to reflect these changes. Additionally, please note that the Floating Storage Units (FSOs) have been incorporated into the Euronav segment under the Euronav brand name.

Following the acquisition of Golden Ocean in 2025, Golden Ocean has been incorporated into the Bocimar segment. Even though Golden Ocean has material business activities and is currently reporting separately, management reviews performance at the combined dry bulk level as the activities, risks, customers, and economic characteristics are identical. Presenting both under Bocimar therefore provides the most accurate and consistent view of the Group’s dry bulk activities.

The Group has one client in the Marine division that represented more than 10% of the Marine division's total revenue in 2025 (2024: two clients which represented 8% (of which one is on time charter contract), in 2023 one client which represented 6% (time charter contract). All the other clients represent less than 7% of total revenues of the Marine division.

The Group's internal organizational and management structure does not distinguish any geographical segments.
Consolidated statement of financial position

(in thousands of USD)	December 31, 2025
	Marine							H2 Infra	H2 Industry	Less: Elimina-tions	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
ASSETS
Vessels	1,121,450	4,518,624	210,530	276,374	196,542	253	6,323,773	—	—	—	6,323,773
Assets under construction	191,168	319,806	5,147	62,112	160,065	—	738,298	—	—	—	738,298
Right-of-use assets	456	3,462	—	—	412	—	4,330	171	346	—	4,847
Other tangible assets	396	—	—	—	257	11,939	12,592	9,270	2,119	—	23,981
Prepayments	—	—	—	—	—	—	—	—	1,075	—	1,075
Intangible assets	10,955	—	—	—	—	1,500	12,455	—	255	—	12,710
Goodwill	—	177,022	—	—	—	—	177,022	—	—	—	177,022
Receivables	51,764	5,678	—	—	10,283	28,962	96,687	254	175	—	97,116
Investments at fair value	45,001	44,825	—	—	—	—	89,826	—	—	—	89,826
Investments in equity accounted investees	—	6,870	—	—	3,464	236	10,570	10,088	862	—	21,520
Deferred tax assets	493	—	—	—	—	2,357	2,850	—	—	—	2,850

Total non-current assets	1,421,683	5,076,287	215,677	338,486	371,023	45,247	7,468,403	19,783	4,832	—	7,493,018

Total current assets	553,226	1,438,681	13,259	9,229	53,292	554,141	2,621,828	3,991	13,363	(1,726,626)	912,556

LIABILITIES
Bank and other loans	1,036,213	1,475,661	61,770	23,585	235,123	7,238	2,839,590	—	—	—	2,839,590
Other borrowings	124,956	1,598,175	76,031	77,633	—	9,434	1,886,229	—	—	(9,434)	1,876,795
Lease liabilities	407	2,285	—	—	261	—	2,953	151	264	—	3,368
Other payables	20	—	—	—	—	—	20	—	—	—	20
Employee benefits	1,180	—	—	—	—	—	1,180	—	—	—	1,180
Deferred tax liabilities	—	—	—	—	28	—	28	—	457	—	485

Total non-current liabilities	1,162,776	3,076,121	137,801	101,218	235,412	16,672	4,730,000	151	721	(9,434)	4,721,438

Total current liabilities	1,688,947	812,681	31,533	239,687	161,416	(166,947)	2,767,317	4,889	5,802	(1,717,192)	1,060,816

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Elimina-tions	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
ASSETS
Vessels	1,456,324	648,600	220,935	244,259	47,023	343	2,617,484	—	—	—	2,617,484
Assets under construction	129,332	272,292	4,055	26,217	189,706	6,803	628,405	—	—	—	628,405
Right-of-use assets	761	—	—	—	543	—	1,304	176	430	—	1,910
Other tangible assets	391	—	—	—	372	12,328	13,091	6,613	1,924	—	21,628
Prepayments	—	—	—	—	—	—	—	948	709	—	1,657
Intangible assets	13,080	—	—	—	—	2,837	15,917	—	270	—	16,187
Receivables	49,762	—	—	—	8,727	37,161	95,650	225	—	(20,799)	75,076
Investments at fair value	45,001	—	—	—	—	—	45,001	—	—	—	45,001
Investments in equity accounted investees	918	—	—	—	3,417	61	4,396	9,610	2,799	—	16,805
Deferred tax assets	465	—	7,531	—	—	2,078	10,074	—	—	—	10,074

Total non-current assets	1,696,034	920,892	232,521	270,476	249,788	61,611	3,431,322	17,572	6,132	(20,799)	3,434,227

Total current assets	393,114	31,856	7,403	5,455	40,383	540,216	1,018,427	1,444	18,711	(567,763)	470,819

LIABILITIES
Bank and other loans	945,286	248,482	64,539	25,406	159,842	7,314	1,450,869	—	—	—	1,450,869
Other notes	198,887	—	—	—	—	—	198,887	—	—	—	198,887
Other borrowings	133,916	304,323	79,512	149,611	—	11,678	679,040	—	—	(11,679)	667,361
Lease liabilities	520	—	—	—	412	—	932	159	360	—	1,451
Employee benefits	1,060	—	—	—	—	—	1,060	—	—	—	1,060
Deferred tax liabilities	—	—	—	—	12	—	12	—	426	—	438

Total non-current liabilities	1,279,669	552,805	144,051	175,017	160,266	18,992	2,330,800	159	786	(11,679)	2,320,066

Total current liabilities	304,704	394,781	42,723	96,203	99,550	25,087	963,048	1,537	4,954	(576,883)	392,656
Consolidated statement of profit or loss

(in thousands of USD)	December 31, 2025
	Marine							H2 Infra	H2 Industry	Less: Elimina-tions	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Revenue	568,188	942,604	43,564	48,925	60,992	1,846	1,666,119	—	—	(39)	1,666,080
Gains on disposal of vessels/other tangible assets	189,473	2,606	—	—	224	—	192,303	265	—	—	192,568
Other operating income	37,177	739	—	130	—	3,836	41,882	236	17,300	(29,662)	29,756
Total shipping income	794,838	945,949	43,564	49,055	61,216	5,682	1,900,304	501	17,300	(29,701)	1,888,404

Operating expenses
Raw materials and consumables	—	—	—	—	—	—	—	—	(10,265)	—	(10,265)
Voyage expenses and commissions	(73,003)	(284,675)	(432)	(1,364)	(2,680)	(1)	(362,155)	—	—	—	(362,155)
Vessel operating expenses	(131,671)	(229,750)	(9,253)	(17,394)	(32,136)	(205)	(420,409)	—	—	—	(420,409)
Charter hire expenses	(2)	(1,897)	—	—	(1,225)	—	(3,124)	—	—	—	(3,124)
Loss on disposal of vessels/other tangible assets	—	—	—	—	—	—	—	—	(4)	—	(4)
Depreciation tangible assets	(96,445)	(248,189)	(10,162)	(12,942)	(12,861)	(2,040)	(382,639)	(1,258)	(787)	—	(384,684)
Depreciation intangible assets	(1,590)	—	—	—	—	(1,659)	(3,249)	—	(35)	—	(3,284)
Impairment losses	(109)	(4,567)	—	—	—	—	(4,676)	—	(678)	—	(5,354)
General and administrative expenses	(93,131)	(11,328)	(1,020)	(1,275)	(12,683)	(18,720)	(138,157)	(17,626)	(15,893)	29,701	(141,975)

Total operating expenses	(395,951)	(780,406)	(20,867)	(32,975)	(61,585)	(22,625)	(1,314,409)	(18,884)	(27,662)	29,701	(1,331,254)

RESULT FROM OPERATING ACTIVITIES	398,887	165,543	22,697	16,080	(369)	(16,943)	585,895	(18,383)	(10,362)	—	557,150

Finance income	16,359	16,442	501	1	1,952	3,350	38,605	77	77	(15,883)	22,876
Finance expenses	(215,063)	(173,408)	(11,276)	(13,976)	(27,572)	(4,132)	(445,427)	(19)	(254)	15,883	(429,817)
Net finance expenses	(198,704)	(156,966)	(10,775)	(13,975)	(25,620)	(782)	(406,822)	58	(177)	—	(406,941)

Share of profit (loss) of equity accounted investees (net of income tax)	314	2,983	—	—	(1,363)	—	1,934	(808)	(2,008)	—	(882)

Profit (loss) before income tax	200,497	11,560	11,922	2,105	(27,352)	(17,725)	181,007	(19,133)	(12,547)	—	149,327

Income tax expense	(3,511)	14	(7,531)	(6)	39	118	(10,877)	—	692	—	(10,185)

Profit (loss) for the period	196,986	11,574	4,391	2,099	(27,313)	(17,607)	170,130	(19,133)	(11,855)	—	139,142

Attributable to:
Owners of the company	196,986	33,128	4,391	2,099	(27,313)	(17,607)	191,684	(19,133)	(11,855)	—	160,696
Non-controlling interest	—	(21,554)	—	—	—	—	(21,554)	—	—	—	(21,554)

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Elimina-tions	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Revenue	742,342	98,428	26,513	32,200	39,668	1,498	940,649	—	—	(403)	940,246
Gains on disposal of vessels/other tangible assets	619,398	—	15,621	—	—	—	635,019	—	—	—	635,019
Other operating income	49,510	—	—	—	17	1,615	51,142	389	11,424	(12,295)	50,660
Total shipping income	1,411,250	98,428	42,134	32,200	39,685	3,113	1,626,810	389	11,424	(12,698)	1,625,925

Operating expenses
Raw materials and consumables	—	—	—	—	—	—	—	—	(3,735)	—	(3,735)
Voyage expenses and commissions	(132,107)	(38,776)	(246)	(1,538)	(1,637)	(6)	(174,310)	—	—	—	(174,310)
Vessel operating expenses	(150,252)	(12,367)	(5,720)	(9,828)	(21,304)	(175)	(199,646)	—	—	—	(199,646)
Charter hire expenses	(98)	—	—	—	(40)	—	(138)	—	—	—	(138)
Loss on disposal of vessels/other tangible assets	(2)	—	—	—	—	—	(2)	—	—	—	(2)
Depreciation tangible assets	(120,892)	(15,446)	(6,051)	(7,537)	(9,759)	(1,917)	(161,602)	(774)	(772)	—	(163,148)
Depreciation intangible assets	(1,586)	—	—	—	—	(1,267)	(2,853)	—	(28)	—	(2,881)
Impairment losses	—	—	—	—	—	—	—	—	(1,847)	—	(1,847)
General and administrative expenses	(44,679)	(2,050)	(734)	(372)	(9,406)	(17,324)	(74,565)	(4,206)	(11,693)	12,698	(77,766)

Total operating expenses	(449,616)	(68,639)	(12,751)	(19,275)	(42,146)	(20,689)	(613,116)	(4,980)	(18,075)	12,698	(623,473)

RESULT FROM OPERATING ACTIVITIES	961,634	29,789	29,383	12,925	(2,461)	(17,576)	1,013,694	(4,591)	(6,651)	—	1,002,452

Finance income	31,173	43	(7)	—	11,738	(1,758)	41,189	(5)	10	(2,505)	38,689
Finance expenses	(126,165)	(19,931)	(8,652)	(9,224)	(5,814)	(1,771)	(171,557)	(8)	(279)	2,505	(169,339)
Net finance expenses	(94,992)	(19,888)	(8,659)	(9,224)	5,924	(3,529)	(130,368)	(13)	(269)	—	(130,650)

Share of profit (loss) of equity accounted investees (net of income tax)	398	—	—	—	(354)	—	44	(302)	1,178	—	920

Profit (loss) before income tax	867,040	9,901	20,724	3,701	3,109	(21,105)	883,370	(4,906)	(5,742)	—	872,722

Income tax expense	(7,431)	(61)	2,118	(2)	261	3,846	(1,269)	59	(683)	—	(1,893)

Profit (loss) for the period	859,609	9,840	22,842	3,699	3,370	(17,259)	882,101	(4,847)	(6,425)	—	870,829

Attributable to:
Owners of the company	859,609	9,840	22,842	3,699	3,370	(17,259)	882,101	(4,847)	(6,425)	—	870,829

(in thousands of USD)	December 31, 2023
	Marine	Less: Eliminations	Total
	Euronav
Revenue	1,235,127	—	1,235,127
Gains on disposal of vessels/other tangible assets	372,444	—	372,444
Other operating income	23,316	—	23,316
Total shipping income	1,630,887	—	1,630,887

Operating expenses
Voyage expenses and commissions	(142,090)	—	(142,090)
Vessel operating expenses	(231,033)	—	(231,033)
Charter hire expenses	(4,500)	—	(4,500)
Depreciation tangible assets	(219,428)	—	(219,428)
Depreciation intangible assets	(1,612)	—	(1,612)
General and administrative expenses	(62,532)	—	(62,532)
Total operating expenses	(661,195)	—	(661,195)

RESULT FROM OPERATING ACTIVITIES	969,692	—	969,692

Finance income	67,168	—	67,168
Finance expenses	(171,897)	—	(171,897)
Net finance expenses	(104,729)	—	(104,729)

Share of profit (loss) of equity accounted investees (net of income tax)	(927)	—	(927)

Profit (loss) before income tax	864,036	—	864,036

Income tax expense	(6,009)	—	(6,009)

Profit (loss) for the period	858,027	—	858,027

Attributable to:
Owners of the company	858,027	—	858,027
Overview of capital expenses per segment

(in thousands of USD)	December 31, 2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Capital expenses	190,425	628,027	559	80,950	128,112	—	1,028,073	2,245	994	—	1,031,312

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Capital expenses	262,320	463,274	135,339	147,959	100,172	7,993	1,117,057	3,016	1,397	—	1,121,470

(in thousands of USD)	December 31, 2023
	Marine	Less: Eliminations	Total
	Euronav
Capital expenses	338,662	—	338,662